SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Summary of financial information by segment
The following summaries present certain financial information regarding the partnership’s operating segments for the year ended December 31, 2019, 2018, and 2017.

(US$ Millions)	Total revenue			FFO
Years ended Dec. 31,	2019	2018	2017	2019	2018	2017
Core Office	$2,149	$2,105	$2,147	$582	$520	$534
Core Retail(1)	1,589	584	—	707	552	486
LP Investments	4,452	4,544	3,987	268	228	281
Corporate	13	6	1	(410)	(434)	(428)
Total	$8,203	$7,239	$6,135	$1,147	$866	$873

(1)
Represents revenue from Core Retail subsequent to the acquisition of GGP on August 28, 2018, when the partnership started consolidating Core Retail’s results. See Note 4, Acquisition of GGP Inc. for further information. The prior periods presented represent the partnership’s equity accounted interest in GGP prior to the acquisition, 34% as of December 31, 2017.

The following summary presents the detail of total revenue from the partnership’s operating segments for the year ended December 31, 2019 and 2018:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2019
Core Office	$1,426	$477	$12	$234	$2,149
Core Retail	1,082	312	—	195	1,589
LP Investments	2,077	317	1,897	161	4,452
Corporate	—	—	—	13	13
Total	$4,585	$1,106	$1,909	$603	$8,203

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2018
Core Office	$1,604	$358	$17	$126	$2,105
Core Retail	400	111	—	73	584
LP Investments	2,233	337	1,896	78	4,544
Corporate	—	—	—	6	6
Total	$4,237	$806	$1,913	$283	$7,239

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2019 and 2018:

	Total assets		Total liabilities
(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Core Office	$36,758	$34,095	$17,592	$15,033
Core Retail	32,921	29,658	16,996	13,749
LP Investments	41,838	58,610	27,457	41,604
Corporate	126	157	4,663	5,394
Total	$111,643	$122,520	$66,708	$75,780

Summary of reconciliation of FFO to net income
The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2019, 2018, and 2017:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
FFO(1)	$1,147	$866	$873
Depreciation and amortization of real estate assets	(283)	(264)	(244)
Fair value gains, net	596	2,466	1,254
Share of equity accounted income - non-FFO	1,055	114	82
Income tax benefit (expense)	(196)	(81)	(192)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(363)	(1,123)	(1,398)
Net income attributable to unitholders(2)	1,956	1,978	375
Non-controlling interests of others in operating subsidiaries and properties	1,201	1,676	2,093
Net income	$3,157	$3,654	$2,468

(1)
FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPR Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPR Units are presented as non-controlling interests in the consolidated statements of income.

(2)
Includes net income attributable to general partner, limited partners, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPR Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPR Units are presented as non-controlling interests in the consolidated statements of income.

Summary of financial information by geographic regions
The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2019	2018	2017	2019	2018
United States	$5,926	$4,914	$4,127	$75,118	$84,648
Canada	536	563	462	5,157	4,535
Australia	210	240	227	3,316	3,631
Europe	901	944	829	15,412	14,051
Brazil	117	113	134	2,121	1,901
China	6	7	1	94	389
India	288	247	161	3,880	3,142
South Korea	219	211	194	3,089	2,986
United Arab Emirates	—	—	—	167	123
Total	$8,203	$7,239	$6,135	$108,354	$115,406